Other information about investments - Principal joint ventures, joint operations and associates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
ADNOC Global Trading Ltd
Disclosure of detailed information about investments
Company name	ADNOC Global Trading Ltd
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Business segment	Refining
% ownership interest	20.00%
Eni's % of the investment	20.00%
Abu Dhabi Oil Refining Co (Takreer)
Disclosure of detailed information about investments
Company name	Abu Dhabi Oil Refining Company (Takreer)
Registered office	Abu Dhabi (United Arab Emirates)
Country of operation	United Arab Emirates
Business segment	Refining
% ownership interest	20.00%
Eni's % of the investment	20.00%	20.00%
Coral FLNG SA
Disclosure of detailed information about investments
Company name	Coral FLNG SA
Registered office	Maputo (Mozambique)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	25.00%
Eni's % of the investment	25.00%
Ithaca Energy Plc
Disclosure of detailed information about investments
Company name	Ithaca Energy Plc
Registered office	London (United Kingdom)
Country of operation	United Kingdom
% ownership interest	37.17%
Eni's % of the investment	37.17%
QatarEnergy LNG NFE (5)
Disclosure of detailed information about investments
Company name	QatarEnergy LNG NFE (5)
Registered office	Doha (Qatar)
Country of operation	Qatar
Business segment	Exploration & Production
% ownership interest	25.00%
Eni's % of the investment	25.00%	25.00%
Var Energi ASA
Disclosure of detailed information about investments
Company name	Vår Energi ASA
Registered office	Sandnes (Norway)
Country of operation	Norway
Business segment	Exploration & Production
% ownership interest	63.04%
Eni's % of the investment	63.04%	63.04%
Damietta LNG (DLNG) SAE
Disclosure of detailed information about investments
Company name	Damietta LNG (DLNG) SAE
Registered office	Damietta (Egypt)
Country of operation	Egypt
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%
GreenStream BV
Disclosure of detailed information about investments
Company name	GreenStream BV
Registered office	Amsterdam (Netherlands)
Country of operation	Libya
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.00%
Eni's % of the investment	50.00%
Raffineria di Milazzo ScpA
Disclosure of detailed information about investments
Company name	Raffineria di Milazzo ScpA
Registered office	Milazzo (ME) (Italy)
Country of operation	Italy
Business segment	Refining
% ownership interest	50.00%
Eni's % of the investment	50.00%
2023 Sol IX Llc
Disclosure of detailed information about investments
Company name	2023 Sol IX Llc
Registered office	Wilmington (USA)
Country of operation	USA
Business segment	Plenitude
% ownership interest	73.59%
Eni's % of the investment	73.59%
Azule Energy Holdings Ltd
Disclosure of detailed information about investments
Company name	Azule Energy Holdings Ltd
Registered office	London (United Kingdom)
Country of operation	United Kingdom
Business segment	Exploration & Production
% ownership interest	50.00%
Eni's % of the investment	50.00%	50.00%
Cardon IV SA
Disclosure of detailed information about investments
Company name	Cardón IV SA
Registered office	Caracas (Venezuela)
Country of operation	Venezuela
Business segment	Exploration & Production
% ownership interest	50.00%
Eni's % of the investment	50.00%
E&E Algeria Touat BV
Disclosure of detailed information about investments
Company name	E&E Algeria Touat BV
Registered office	The Hague (Netherlands)
Country of operation	Algeria
Business segment	Exploration & Production
% ownership interest	54.00%
Eni's % of the investment	54.00%
GreenIT SpA [member]
Disclosure of detailed information about investments
Company name	GreenIT SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Italy
Business segment	Plenitude
% ownership interest	51.00%
Eni's % of the investment	51.00%
Mozambique Rovuma Venture SpA
Disclosure of detailed information about investments
Company name	Mozambique Rovuma Venture SpA
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Mozambique
Business segment	Exploration & Production
% ownership interest	35.71%
Eni's % of the investment	35.71%
Saipem SpA
Disclosure of detailed information about investments
Company name	Saipem SpA
Registered office	Milan (Italy)
Country of operation	Italy
Business segment	Corporate and financial companies
% ownership interest	21.19%
Eni's % of the investment	21.61%	31.20%
SeaCorridor Srl
Disclosure of detailed information about investments
Company name	SeaCorridor Srl
Registered office	San Donato Milanese (MI) (Italy)
Country of operation	Italy
Business segment	Global Gas & LNG Portfolio
% ownership interest	50.10%
Eni's % of the investment	50.10%	50.10%
St. Bernard Renewables Llc
Disclosure of detailed information about investments
Company name	St. Bernard Renewables Llc
Registered office	Wilmington (USA)
Country of operation	USA
Business segment	Enilive
% ownership interest	50.00%
Eni's % of the investment	50.00%	50.00%
Vårgrønn AS
Disclosure of detailed information about investments
Company name	Vårgrønn AS
Registered office	Stavanger (Norway)
Country of operation	Norway
Business segment	Plenitude
% ownership interest	65.00%
Eni's % of the investment	65.00%